Cover	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2023
Entity File Number	333-186282
Entity Registrant Name	MediXall Group, Inc.
Entity Central Index Key	0001601280
Entity Tax Identification Number	33-0864127
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2598 E. Sunrise Blvd.
Entity Address, Address Line Two	Suite 2104
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(877)
Local Phone Number	558-7750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false